Investments Accounted for Using the Equity Method - Summary of Financial Information of Significant Equity Accounted Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of significant investments in associates and joint ventures [Line Items]
Cash and cash equivalents	$ 15,871	$ 14,153	$ 10,319
Investment	2,473	2,448	2,575
Net finance costs	(1,245)	(1,417)	(1,013)
Depreciation and amortisation	6,288	6,184	6,210
Interest income	322	143	137
Interest expense	1,567	1,560	1,150
Income tax (expense)/benefit	(7,007)	(4,443)	(2,103)
Samarco dam failure [member]
Disclosure of significant investments in associates and joint ventures [Line Items]
Share of loss	(80)	(134)	(655)
Impairment			(525)
Other movements	(429)	(38)	(1,200)
Provision expense			(628)
Net finance costs	(84)	(127)
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [Line Items]
Cash and cash equivalents	23	29
Current financial liabilities (excluding trade and other payables and provisions)	5,066	4,581
Non-current financial liabilities (excluding trade and other payables and provisions)		1
Investment
Share of loss			(655)
Impairment			(525)
Other movements			(1,200)
Additional share of loss	(2,092)		(572)
Provision expense			(628)
Loss from funding provided to Samarco	(214)
Net finance costs	(211)
Depreciation and amortisation	73	88	148
Interest income	31	57	43
Interest expense	385	473	209
Income tax (expense)/benefit	(154)	(851)	564
Share of operating profit/(loss) of equity accounted investments			(1,091)
Samarco Mineracao S.A. [member] | Samarco dam failure [member]
Disclosure of significant investments in associates and joint ventures [Line Items]
Obligations under the Framework Agreement	(1,100)	(1,500)
Share of operating profit/(loss) of equity accounted investments			(1,227)
Samarco Mineracao S.A. [member] | Before Samarco dam failure [member]
Disclosure of significant investments in associates and joint ventures [Line Items]
Share of operating profit/(loss) of equity accounted investments			$ 136
Samarco Mineracao S.A. [member] | Framework agreement [member]
Disclosure of significant investments in associates and joint ventures [Line Items]
Obligations under the Framework Agreement	(1,878)
Individually immaterial, associates [member]
Disclosure of significant investments in associates and joint ventures [Line Items]
Unrecognised share of profits (losses)	(56)	21
Cumulative losses	196	140
Investment	$ 277	$ 324